Condensed Consolidating Statement Of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non-operating income (expense)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(103,257)				(50,904)						(229,548)	(93,989)	(188,537)		(189,253)		(207,623)
Net income (loss)	(8,915)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(106,415)	39,315	168,556		126,859		22,986
Earnings per share
Basic	$ (0.04)				$ 0.20						$ (0.52)	$ 0.22	$ 0.95		$ 0.71		$ 0.13
Diluted	$ (0.04)				$ 0.20						$ (0.52)	$ 0.22	$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic	203,997,492				178,199,155						201,189,562	178,178,612	178,232,850	[2]	177,869,461	[2]	177,563,047	[2]
Diluted	203,997,492				178,949,924						201,189,562	178,961,249	179,023,683	[2]	178,859,720	[2]	178,461,210	[2]
Comprehensive income
Net income (loss)	(8,915)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(106,415)	39,315	168,556		126,859		22,986
Total other comprehensive income (loss)	(9,183)				(60,838)						(30,397)	(42,156)	2,175		(24,103)		2,010
Total comprehensive income	(18,098)				(24,807)						(136,812)	(2,841)	170,731		102,756		24,996
Scenario, Previously Reported
Weighted-average shares outstanding
Diluted	203,997,492										201,189,562						178,461,218
Norwegian Cruise Line Holdings Ltd.
Non-operating income (expense)
Equity in earnings of subsidiaries													(168,556)		(126,859)		(22,986)
Total non-operating income (expense)													168,556		126,859		22,986
Net income (loss)													168,556		126,859		22,986
Earnings per share
Basic													$ 0.95		$ 0.71		$ 0.13
Diluted													$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic													178,232,850		177,869,461		177,563,047
Diluted													179,023,683		178,859,720		178,461,210
Comprehensive income
Net income (loss)													168,556		126,859		22,986
Total other comprehensive income (loss)													2,175		(24,103)		2,010
Total comprehensive income													170,731		102,756		24,996
Norwegian Cruise Line Holdings Ltd. | Scenario, Previously Reported
Non-operating income (expense)
Equity in earnings of subsidiaries													168,556		126,859		22,986
Net income (loss)													168,556		126,859		22,986
Comprehensive income
Net income (loss)													$ 168,556		$ 126,859		$ 22,986

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.
[2]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.